INTEREST IN JOINT VENTURES - SUMMARIZED FINANCIAL INFORMATION (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	¥ 93,438	¥ 108,590	¥ 87,559	¥ 60,438
Total current assets	523,140	558,024
Non-current assets	1,425,500	1,331,231
Current liabilities
Total current liabilities	(667,385)	(641,280)
Non-current liabilities
Other non-current liabilities	(14,983)	(19,243)
Total non-current liabilities	(345,017)	(332,901)
Net assets attributable to owners of the Company	784,706	774,182
Net assets attributable to non-controlling interests	151,532	140,892
FREP
Current assets
Cash and cash equivalents	3,733	6,562
Other current assets	11,311	9,217
Total current assets	15,044	15,779
Non-current assets	12,708	13,744
Current liabilities
Current financial liabilities	(829)	(1,177)
Other current liabilities	(9,951)	(5,008)
Total current liabilities	(10,780)	(6,185)
Non-current liabilities
Non-current financial liabilities	(3,742)	(6,857)
Other non-current liabilities	(237)	(242)
Total non-current liabilities	(3,979)	(7,099)
Net assets	12,993	16,239
Net assets attributable to owners of the Company	12,993	16,239
Share of net assets from joint ventures	6,497	8,120
Carrying Amounts	6,497	8,120
BASF-YPC
Current assets
Cash and cash equivalents	3,061	5,375
Other current assets	5,993	6,953
Total current assets	9,054	12,328
Non-current assets	9,244	9,336
Current liabilities
Current financial liabilities	(63)	(77)
Other current liabilities	(2,245)	(2,546)
Total current liabilities	(2,308)	(2,623)
Non-current liabilities
Other non-current liabilities	(107)	(92)
Total non-current liabilities	(107)	(92)
Net assets	15,883	18,949
Net assets attributable to owners of the Company	15,883	18,949
Share of net assets from joint ventures	6,353	7,580
Carrying Amounts	6,353	7,580
Taihu
Current assets
Cash and cash equivalents	1,625	1,258
Other current assets	15,269	2,188
Total current assets	16,894	3,446
Non-current assets	10,488	14,032
Current liabilities
Current financial liabilities	(55)	(32)
Other current liabilities	(2,727)	(1,931)
Total current liabilities	(2,782)	(1,963)
Non-current liabilities
Non-current financial liabilities	(157)	(85)
Other non-current liabilities	(1,852)	(1,439)
Total non-current liabilities	(2,009)	(1,524)
Net assets	22,591	13,991
Net assets attributable to owners of the Company	21,941	13,523
Net assets attributable to non-controlling interests	650	468
Share of net assets from joint ventures	10,751	6,626
Carrying Amounts	10,751	6,626
Sinopec SABIC Tianjin
Current assets
Cash and cash equivalents	4,506	4,820
Other current assets	2,554	3,437
Total current assets	7,060	8,257
Non-current assets	18,466	18,835
Current liabilities
Current financial liabilities	(2,950)	(597)
Other current liabilities	(3,282)	(3,547)
Total current liabilities	(6,232)	(4,144)
Non-current liabilities
Non-current financial liabilities	(6,393)	(7,599)
Other non-current liabilities	(635)	(382)
Total non-current liabilities	(7,028)	(7,981)
Net assets	12,266	14,967
Net assets attributable to owners of the Company	12,266	14,967
Share of net assets from joint ventures	6,133	7,484
Carrying Amounts	6,133	¥ 7,484
Shanghai SECCO
Current assets
Cash and cash equivalents	1,323
Other current assets	3,647
Total current assets	4,970
Non-current assets	26,677
Current liabilities
Current financial liabilities	(6,609)
Other current liabilities	(2,368)
Total current liabilities	(8,977)
Non-current liabilities
Other non-current liabilities	(944)
Total non-current liabilities	(944)
Net assets	21,726
Net assets attributable to owners of the Company	21,726
Share of net assets from joint ventures	10,863
Carrying Amounts	¥ 10,863